Annual Total Returns [BarChart] - Nuveen North Carolina Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.99%
Annual Return 2011	9.99%
Annual Return 2012	8.11%
Annual Return 2013	(3.68%)
Annual Return 2014	10.07%
Annual Return 2015	2.98%
Annual Return 2016	(0.01%)
Annual Return 2017	4.92%
Annual Return 2018	(0.18%)
Annual Return 2019	7.20%